Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended
	Jul. 01, 2020	Mar. 31, 2020	Jan. 31, 2020	Jun. 30, 2020	May 15, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Percentage of grants				100.00%
Aggregate contingent obligation				$ 5,804
New grant application, description		the Company submitted a grant application to the Israel Innovation Authority for funding of its clinical development program of prevention of organ dysfunction and cytokine storms associated with COVID-19. The Company’s application for grants of NIS 1,857 ($521) representing participation of 30% of the plan to be executed in Israel was approved by the Israel Innovation Authority in April 2020 for a period commencing April 1, 2020 and ending March 31, 2021.	the Company submitted a grant application to the Israel Innovation Authority for funding of its clinical development program of prevention of cytokine storms and organ dysfunction associated with sepsis. The Company’s application for grants of NIS 3,467 ($973) representing participation of 30% of the plan to be executed in Israel was approved by the Israel Innovation Authority in April 2020, for a period commencing January 1, 2020 and ending December 31, 2020.
Agreement, description	the Company entered into a rental agreement for an additional 421 square meters of office and laboratory space, in addition to the 420 square meter rental agreement entered into on July 30, 2018, in the biotechnology park in Ness Ziona. The additional rental agreement is for a period of 63 months, commencing July 1, 2020, and can be extended by an additional period of 35 months. The monthly rental and management fees for the additional space are NIS 28 ($8). To secure the liability of the Company for the new lease, the Company provided the lessor a bank guarantee of approximately NIS 164 ($47).
Common Stock, Value, Issued				$ 1,513		$ 1,151
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of royalties in sales				3.00%
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of royalties in sales				5.00%
Ordinary shares [Member] | Financial Investments [Member]
Commitments and Contingencies (Details) [Line Items]
Common Stock, Value, Issued					$ 2,400